CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flow from operating activities
Loss for the period	€ (11,759)	€ (10,271)
Depreciation and amortization	2,657	3,200
Foreign currency exchange differences on loans to subsidiaries	1,217	(700)
Changes in financial assets due to fair value valuation	73	(162)
Share-based compensation expense	503	501
Change in impairment of trade receivables	(26)	(23)
Non-cash expense on financial liabilities	1,027	653
Change in fair value of derivative equity forward	(92)	(132)
Change in inventory allowance	(1)	(21)
Interest paid	199	254
Interest received	(86)	(86)
Loss on disposal of fixed assets	22	309
Other	209	107
Change in working capital	2	528
Trade and other receivables, inventories and current assets	(886)	75
Trade payables	(642)	(687)
Other liabilities, contract liabilities and provisions	1,059	1,176
Change in restricted cash	463
Income tax payable/receivables	8	(36)
Net cash used in operating activities	(6,055)	(5,843)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(182)	(1,133)
Proceeds from disposal of financial assets	4,962	7,973
Payments to acquire financial assets	(994)	(1,251)
Interest received	86	86
Others		5
Net cash from investing activities	3,872	5,680
Cash Flow from financing activities
Repayment of lease liabilities	(332)	(158)
Repayment of long-term debt	(664)	(846)
Proceeds from issuance of long-term debt	5,000	500
Interest paid	(199)	(254)
Net cash used in financing activities	3,805	(758)
Net increase (decrease) in cash and cash equivalents	1,622	(921)
Cash and cash equivalents at beginning of period	4,368	7,402
Changes to cash and cash equivalents due to foreign exchanges rates	(15)	92
Cash and cash equivalents at end of period	€ 5,975	€ 6,573